Goodwill and Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Goodwill and Intangibles Assets
Schedule of the changes in the Company's Goodwill and Intangible assets

	Customer	Supply	Technology	Non-Compete	Favorable Lease
(In thousands)	Relationships	Agreement	Databases	Agreements	Agreements	Trade Names	Goodwill
Balance at December 31, 2011	$59,237	$15,250	$746	$178	$29	$166,000	$325,911
Additions	7,284	—	—	521	—	—	9,666
Impairment	—	—	—	—	—	—	—
Amortization	(8,383)	(2,179)	(637)	(80)	(11)	—	—
Balance at September 30, 2012	$58,138	$13,071	$108	$619	$18	$166,000	$335,577

	Customer	Supply	Technology	Non-Compete	Favorable Lease
(In thousands)	Relationships	Agreement	Databases	Agreements	Agreements	Trade Names	Goodwill
Balance at December 31, 2010	$48,662	$18,155	$1,983	$65	$50	$166,000	$280,211
Additions	21,269	—	217	140	—	4,264	45,700
Impairment	—	—	—	—	—	—	—
Amortization	(10,694)	(2,905)	(1,454)	(27)	(21)	(4,264)	—
Balance at December 31, 2011	$59,237	$15,250	$746	$178	$29	$166,000	$325,911

(in thousands)	Customer Relationships	Supply Agreement	Technology Databases	Non-Compete Agreements	Favorable Lease Agreements	Trade Names	Goodwill
Medical Equipment Outsourcing
Balance at January 1, 2010	$51,071	$20,833	$—	$83	$—	$143,000	$205,953
Amortization	(8,929)	(2,678)	—	(18)	—	—	—

Balance at December 31, 2010	42,142	18,155	—	65	—	143,000	205,953
Acquisition of the former Emergent Group Inc.	17,669	—	217	—	—	4,264	39,686
Other Acquisitions	3,600	—	—	140	—	—	6,014
Amortization	(10,002)	(2,905)	(54)	(27)	—	(4,264)	—

Balance at December 31, 2011	53,409	15,250	163	178	—	143,000	251,653

Technical and Professional Services
Balance at January 1, 2010	7,212	—	—	—	—	23,000	55,655
Amortization	(692)	—	—	—	—	—	—

Balance at December 31, 2010	6,520	—	—	—	—	23,000	55,655
Amortization	(692)	—	—	—	—	—	—

Balance at December 31, 2011	5,828	—	—	—	—	23,000	55,655

Sales and Remarketing
Balance at January 1, 2010	—	—	—	—	—	—	18,603
Amortization	—	—	—	—	—	—	—

Balance at December 31, 2010	—	—	—	—	—	—	18,603
Amortization	—	—	—	—	—	—	—

Balance at December 31, 2011	—	—	—	—	—	—	18,603

Corporate and Unallocated
Balance at January 1, 2010	—	—	3,383	—	71	—	—
Amortization	—	—	(1,400)	—	(21)

Balance at December 31, 2010	—	—	1,983	—	50	—	—
Amortization	—		(1,400)	—	(21)

Balance at December 31, 2011	—	—	583	—	29	—	—

Total
Balance at January 1, 2010	58,283	20,833	3,383	83	71	166,000	280,211

Amortization	(9,621)	(2,678)	(1,400)	(18)	(21)	—	—

Balance at December 31, 2010	48,662	18,155	1,983	65	50	166,000	280,211
Acquisition of the former Emergent Group Inc.	17,669	—	217	—	—	4,264	39,686
Other Acquisitions	3,600	—	—	140	—	—	6,014
Amortization	(10,694)	(2,905)	(1,454)	(27)	(21)	(4,264)	—

Balance at December 31, 2011	$59,237	$15,250	$746	$178	$29	$166,000	$325,911